Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	THE ALGER FUNDS
CIK	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2021
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Alger Small Cap Growth Fund - Y | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCYX
Alger Small Cap Growth Fund - Y | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCZX